RELATED PARTIES	12 Months Ended
Jun. 30, 2022
RELATED PARTIES [Abstract]
RELATED PARTIES
16.	RELATED PARTIES

(a)	Subsidiaries

	Country of Incorporation	Equity Interest
		2022%	2021%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100
IperionX Critical Minerals LLC (formerly TN Exploration LLC)	United States	100	100
IperionX Technology LLC (formerly Hyperion Materials & Technologies LLC)	United States	100	100
IperionX Inc.	United States	100	-
Calatos Pty Ltd LLC	United States	100	100

(b)	Ultimate Parent

IperionX Limited is the ultimate parent of the Group.

(c)	Key Management Personnel

The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2022 US$	July 20, 2020 to June 30, 2021 US$
Short-term employee benefits	1,503,275	275,246
Post-employment benefits	25,114	6,079
Share-based payments	7,146,121	3,681,159
Total compensation	8,674,510	3,962,484

No loans were provided to or received from Key Management Personnel during the year ended June 30, 2022 (2021: nil).

During the prior period ended June 30, 2021, Focus Capital Partners, LLC (“Focus Capital”), a company of which Mr Alastair Smith, a former director of the Company, is a partner, was paid: (a) US$67,792 for the provision of services in relation to business development activities, which was recognised as an expense through profit or loss; and (b) US$25,493 in share placement fees, which was recognised as a share issue costs in equity.

(d)	Other transactions with Related Parties

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note.